SHORT-TERM AND LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-term And Long-term Investments Narrative Details
Marketable securities	$ 129,013	$ 462,298
Short-term bank deposits	$ 0	$ 40,146